Leases	6 Months Ended
Jun. 30, 2020
Leases
Leases

5. Leases

The movements in right-of use assets and lease liabilities are reported in the following tables:

Vessel equipment
Right-of-use assets
As of January 1, 2020	1,033
Depreciation expense	(274)
As of June 30, 2020	759

Lease liabilities
As of January 1, 2020	886
Lease expense (Note 14)	19
Payments	(254)
As of June 30, 2020	651
Lease liabilities, current portion	427
Lease liabilities, non-current portion	224
Total	651

An amount of $16 and $102 has been recognized in the unaudited condensed consolidated statement of profit or loss for the three and six months ended June 30, 2020, respectively which represents the lease expense incurred for low value leases not included in the measurement of the right-of-use assets and lease liabilities.